Revenue (Tables)	9 Months Ended
Sep. 30, 2024
Revenue [abstract]
Disclosure of major customers	The proportion of revenue by customer in each period is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	%	%	%	%
BMY	2	86	18	78
Sanofi	72	14	55	21
Merck KGaA, Darmstadt, Germany	26	—	21	—
Others	—	—	6	1
	100	100	100	100

Disclosure of products and services

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Service fees	—	—	—	104
Licensing fees - recognised over time	4,930	8,882	14,639	17,545
Total Revenue	4,930	8,882	14,639	17,649